2 Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Schedule of subsidiaries, joint ventures and joint operations

The table below list the Company’s subsidiaries and associate:

				Direct and indirect interest
Name	Principal activities	Location	Investment type	December 31, 2020	December 31, 2019	December 31, 2018
Afya Participações S.A. (Afya Brazil)	Holding	Nova Lima - MG	Subsidiary	100%	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. – (“ITPAC Porto”)	Undergraduate and graduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. – (“ITPAC Araguaina”)	Undergraduate and graduate degree programs	Araguaína - TO	Subsidiary	100%	100%	100%
União Educacional do Vale do Aço S.A. – (“UNIVAÇO”)	Undergraduate and graduate degree programs	Ipatinga - MG	Subsidiary	100%	100%	76%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate and graduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate and graduate degree programs	Parnaíba - PI	Subsidiary	80%	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)	Undergraduate and graduate degree programs	Itajubá - MG	Subsidiary	60%	60%	60%
Instituto de Ensino Superior do Piauí S.A. (”IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%	80%
RD Administração e Participações Ltda. (“RD”) ****	Holding	Pato Branco - PR	Subsidiary	-	100%	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate and graduate degree programs	Pato Branco - PR	Subsidiary	100%	100%	100%
CBB Web Serviços e Transmissões Online S.A. (“CBBW”)***	Medical education courses and online platform	São Paulo - SP	Subsidiary	-	100%	-
Medcel Editora e Eventos S.A. (“Medcel”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%	-
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate and graduate degree programs	Montes Claros - MG	Subsidiary	100%	100%	-
ESMC Educação Superior Ltda.*	Undergraduate and graduate degree programs	Montes Claros - MG	Subsidiary	100%	-	-
Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)	Post-graduate	Belo Horizonte - MG	Subsidiary	100%	100%	-
Instituto Paraense de Educação e Cultura Ltda (“IPEC”)	Undergraduate and graduate degree programs	Marabá - PA	Subsidiary	100%	100%	-
Sociedade Universitária Redentor S.A. (“UniRedentor”) **	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	-	-
Centro Universitário São Lucas Ltda. (“UniSL”) **	Undergraduate and graduate degree programs	Porto Velho - RO	Subsidiary	100%	-	-
PEBMED Instituição de Pesquisa Médica e Serviços Tecnológicos da Área da Saúde S.A. (“PEBMED”)**	Content and clinical tools and online platform	Rio de Janeiro – RJ	Subsidiary	100%	-	-
Centro Superior de Ciências da Saúde S/S Ltda. ("FCMPB")	Undergraduate and graduate degree programs	João Pessoa – PB	Subsidiary	100%	-	-
Faculdade de Ensino Superior da Amazônia Reunida – (“FESAR”)	Undergraduate and graduate degree programs	Redenção – PA	Subsidiary	100%	-	-
MedPhone Tecnologia em Saúde Ltda. (“MedPhone”)	Content and clinical tools and online platform	Recife – PE	Subsidiary	100%	-	-
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate and graduate degree programs	Brasília - DF	Associate	30%	30%	-

*       On January 1, 2020, Afya Brazil incorporated ESMC Educação Superior Ltda. (“ESMC”) and transferred the two FASA campuses located in the State of Minas Gerais, which do not offer medicine courses, to ESMC. This spin-off did not have an impact on the consolidated financial statements.

**       See Note 5.1 for further details on the business combinations during 2020.

***       CBBW was merged by Medcel on May 1, 2020.

****       RD Administração e Participações Ltda was merged by Afya Brazil on December 15, 2020.

Schedule of estimated useful lives

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Building	25 years
Machinery and equipment	10 years
Vehicles	4 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Laboratories and clinics	10 years
Leasehold improvements	20 years